Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Inventories
Schedule of inventory

	As of December 31,
	2019	2020
	RMB	RMB
Inventories	2,709,834	3,383,455
Inventory valuation allowance	(29,406)	(93,651)
Inventories, net	2,680,428	3,289,804